CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions		Total		Share capital [Member]	Share premium [member]	Fair value reserve [member] Fair value reserve (recycling) [member]	Fair value reserve [member] Fair value reserve (non-recycling) [member]	Other reserves [member]	Retained earnings [member]	Total attributable to equity shareholders of the Company [Member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015		¥ 49,624		¥ 9,818	¥ 14,131	¥ 55		¥ 1,675	¥ 13,366	¥ 39,045	¥ 10,579
Changes in equity
Profit for the year		5,898	[1]						5,044	5,044	854
Other comprehensive income		276	[1]			154		(2)		152	124
Total comprehensive income		6,174	[1]			154		(2)	5,044	5,196	978
Appropriations to reserves								405	(405)
Dividends relating to the prior year		(785)							(785)	(785)
Capital injection by non-controlling interests in subsidiaries		260									260
Decrease in non-controlling interests as a result of loss of control of a subsidiary		(83)									(83)
Distributions to non-controlling interests		(214)									(214)
Ending balance at Dec. 31, 2016	[1]	54,976		9,818	14,131	209		2,078	17,220	43,456	11,520
Changes in equity
Profit for the year		6,898	[1]						5,961	5,961	937
Other comprehensive income		113	[1]			66		1		67	46
Total comprehensive income		7,011	[1]			66		1	5,961	6,028	983
Appropriations to reserves								492	(492)
Dividends relating to the prior year		(982)							(982)	(982)
Issuance of shares		1,321		270	1,051					1,321
Capital injection by non-controlling interests in subsidiaries		404									404
Dilution and change in non-controlling interests and other reserves		74						113		113	(39)
Distributions to non-controlling interests		(261)									(261)
Ending balance at Dec. 31, 2017		62,543	[1]	10,088	15,182	275		2,684	21,707	49,936	12,607
Impact on initial application of IFRS 15 (Note 2(b)(ii))		579							526	526	53
Impact on initial application of IFRS 9 (Note 2(b)(i))		111				(240)	¥ 303		40	103	8
Adjusted balance at January 1, 2018	[1]	63,233		10,088	15,182	35	303	2,684	22,273	50,565	12,668
Changes in equity
Profit for the year		3,364							2,895	2,895	469
Other comprehensive income		255				22	133	(2)		153	102
Total comprehensive income		3,619				22	133	(2)	2,895	3,048	571
Appropriations to reserves								221	(221)
Dividends relating to the prior year		(1,009)							(1,009)	(1,009)
Issuance of shares		12,649		2,179	10,470					12,649
Capital injection by non-controlling interests in subsidiaries		72									72
Changes in other reserves		4						4		4
Distributions to non-controlling interests		(99)									(99)
Ending balance at Dec. 31, 2018		¥ 78,469		¥ 12,267	¥ 25,652	¥ 57	¥ 436	¥ 2,907	¥ 23,938	¥ 65,257	¥ 13,212

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).